Note 4 - Organizational costs	0 Months Ended
Jun. 30, 2012
Organizational Costs [Text Block]

Organizational costs

Organizational costs incurred prior to the initial public offering will be paid directly by SBBC and the Company will not reimburse SBBC for these costs. Therefore, no such costs have been accrued by the Company as of the balance sheet date. As of June 26, 2012, organizational costs of $476 have been incurred.